Consolidated Statement of Financial Position - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Assets
Property, plant and equipment	$ 21,654	$ 26,457
Intangible assets and goodwill	552,245	597,791
Trade and other receivables	9,182	8,879
Investment in equity-accounted investees	1,586	1,914
Other investments	12,756	972
Term deposits	17,704	2,130
Non-current tax assets, net	22,693	18,044
Deferred tax assets, net	70,503	106,431
Other non-current assets	75	402
Total non-current assets	708,398	763,020
Inventories	612	363
Contract assets	83	507
Current tax assets, net	0	9,140
Trade and other receivables	163,011	141,143
Term deposits	340,297	252,286
Other current assets	117,654	152,931
Cash and cash equivalents	424,826	508,898
Total current assets	1,046,483	1,065,268
Total assets	1,754,881	1,828,288
Equity
Share capital	48	56
Share premium	2,714,138	2,203,445
Other components of equity	10,773	(71,003)
Accumulated deficit	(2,792,733)	(929,868)
Total equity attributable to owners of the Company	(67,774)	1,202,630
Non-controlling interests	9,313	5,347
Total equity	(58,461)	1,207,977
Liabilities
Loans and borrowings	1,399,722	13,895
Employee benefits	16,477	14,705
Contract liabilities and related payables	147	175
Deferred tax liabilities, net	47,142	2,526
Other non-current liabilities	6,649	12,396
Total non-current liabilities	1,470,137	43,697
Bank overdraft	822	536
Loans and borrowings	5,877	222,142
Trade and other payables	135,777	146,999
Contract liabilities and related payables	113,003	120,098
Other current liabilities	87,726	86,839
Total current liabilities	343,205	576,614
Total liabilities	1,813,342	620,311
Total equity and liabilities	$ 1,754,881	$ 1,828,288